UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

November 1, 2018 to November 30, 2018

Commission File Number of issuing entity: 333-210906-01

Central Index Key Number of issuing entity: 0001236424

Nissan Master Owner Trust Receivables

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-210906

Central Index Key Number of depositor: 0001236416

Nissan Wholesale Receivables Corporation II

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001540639

Nissan Motor Acceptance Corporation

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

Timothy Hauck, (615) 725-1664

(Name and telephone number, including area code, of the person to contact in connection with this filing)

51-6538952

(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association, Rodney Square North,
1100 North Market Street, Wilmington, Delaware	19890
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 636-6194

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2016-A, Asset Backed Notes, Class A-1	☐	☐	☒
Series 2016-A, Asset Backed Notes, Class A-2	☐	☐	☒
Series 2017-A, Asset Backed Notes	☐	☐	☒
Series 2017-B, Asset Backed Notes	☐	☐	☒
Series 2017-C, Asset Backed Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Nissan Master Owner Trust Receivables, including the information required by Items 1121(a)-(b) of Regulation AB, is set forth in the attached Monthly Servicer’s Certificate.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Master Owner Trust Receivables were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from November 1, 2018 to November 30, 2018. Please refer to the Form ABS-15G filed by the Securitizer on January 23, 2018 for additional information. The CIK number of the Securitizer is 0001540639.

Item 1A.	Asset-Level Information.

The information prescribed by Regulation AB Item 1111(h) and by Item 1125, Schedule AL, is not required to be disclosed for this issuer and asset class.

Item 1B.	Asset Representations Reviewer and Investor Communication.

With respect to the Series 2016-A Notes, there is nothing to report.

With respect to the Series 2017-A Notes, there is nothing to report.

With respect to the Series 2017-B Notes, there is nothing to report.

With respect to the Series 2017-C Notes, there is nothing to report.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

The Indenture Trustee, U.S. Bank National Association, has provided the information contained in the following three paragraphs for purposes of compliance with Regulation AB.

Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities (“RMBS”) trusts. The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo. The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee’s purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.

Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above. Previously, U.S. Bank disclosed that the most substantial case was: BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 770 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S Bank National Association, No. 14-cv-9401 (S.D.N.Y.) (collectively, the “BlackRock cases”). U.S. Bank has entered into a settlement agreement that will resolve the BlackRock cases following approval of the dismissals by the applicable court. Some of the trusts implicated in the aforementioned Blackrock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.

U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 3.	Sales of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

None.

Item 5.	Submission of Matters to a Vote of Security Holders.

None.

Item 6.	Significant Obligors of Pool Assets.

None.

Item 7.	Change in Sponsor Interest in the Securities.

None.

Item 8.	Significant Enhancement Provider Information.

Not applicable.

Item 9.	Other Information.

Compliance with European Union Risk Retention Rules.

Nissan Motor Acceptance Corporation (“NMAC”), as “originator” for the purposes of the EU Retention Rules (as defined in the Transfer and Servicing Agreement), currently retains a material net economic interest that is not less than 5% of the nominal value of the securitized exposures, in the form of an originator’s interest in accordance with the text of option (b) of each of Article 405(1) of the CRR (as defined in the Transfer and Servicing Agreement), Article 51(1) of the AIFM Regulation (as defined in the Transfer and Servicing Agreement) and Article 254(2) of the Solvency II Regulation (as defined in the Transfer and Servicing Agreement), in each case as in effect on the RR Amendment Effective Date (as defined in the Transfer and Servicing Agreement), by holding all the membership interest in Nissan Wholesale Receivables Corporation II (“NWRC II”), which in turn holds all or part of the Transferor Interest (as defined in the Transfer and Servicing Agreement) (the “Retained Interest”).

NMAC has not sold, hedged or otherwise mitigated its credit risk under or associated with the Retained Interest (and has not permitted NWRC II or any of its other affiliates to sell, hedge or otherwise mitigate its credit risk under or associated with the Retained Interest) except to the extent permitted in accordance with the EU Retention Rules (as defined in the Transfer and Servicing Agreement).

Item 10.	Exhibits.

(a)	Monthly Servicer’s Statement for the month of November 2018 – Nissan Master Owner Trust Receivables, Series 2016-A.

Monthly Servicer’s Statement for the month of November 2018 – Nissan Master Owner Trust Receivables, Series 2017-A.

Monthly Servicer’s Statement for the month of November 2018 – Nissan Master Owner Trust Receivables, Series 2017-B.

Monthly Servicer’s Statement for the month of November 2018 – Nissan Master Owner Trust Receivables, Series 2017-C.

(b)	Exhibits:	99.1 Monthly Servicer’s Statement for the month of November 2018 – Nissan Master Owner Trust Receivables, Series 2016-A.

99.2 Monthly Servicer’s Certificate for the month of November 2018 – Nissan Master Owner Trust Receivables, Series 2016-A.

99.3 Monthly Servicer’s Statement for the month of November 2018 – Nissan Master Owner Trust Receivables, Series 2017-A.

99.4 Monthly Servicer’s Certificate for the month of November 2018 – Nissan Master Owner Trust Receivables, Series 2017-A.

99.5 Monthly Servicer’s Statement for the month of November 2018 – Nissan Master Owner Trust Receivables, Series 2017-B.

99.6 Monthly Servicer’s Certificate for the month of November 2018 – Nissan Master Owner Trust Receivables, Series 2017-B.

99.7 Monthly Servicer’s Statement for the month of November 2018 – Nissan Master Owner Trust Receivables, Series 2017-C.

99.8 Monthly Servicer’s Certificate for the month of November 2018 – Nissan Master Owner Trust Receivables, Series 2017-C.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN WHOLESALE RECEIVABLES CORPORATION II
(Depositor)

Date: December 21, 2018	/s/ Douglas E. Gwin, Jr.
Douglas E. Gwin, Jr., Assistant Treasurer